BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2016
Qufan [Member]
Schedule of fair value of the consideration transferred at the acquisition date
Amount
RMB
Fair value of consideration transferred
Cash consideration	52,760
Contingent consideration	52,240
Total Consideration	105,000

Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date
The Group obtained a third-party valuation of certain intangible assets.

	Amount	Amortization Years
	RMB
Cash	439
Mobile applications	60,200	5
Other receivables	10,363
Total identifiable assets acquired	71,002

Deferred tax liabilities	(15,050)
Other current liabilities	(10,281)
Total liabilities assumed	(25,331)

Net identifiable assets acquired	45,671
Noncontrolling interests	98,784
Total Consideration	105,000
Goodwill	158,113

Schedule of acquired intangible assets have weighted average economic lives	Acquired intangible assets have weighted average economic lives from the date of purchase as follows:

Mobile applications	5.0 years

Summary of unaudited pro forma information
The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the years ended December 31,(unaudited)
	2015	2016	2016
	RMB	RMB	US$

Pro forma total revenues	99,921	27,379	3,943
Pro forma net loss	(333,814)	(217,359)	(31,306)
Pro forma net loss attributable to 500.com Limited	(328,795)	(209,921)	(30,235)

Shenzhen Caiyu [Member]
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date.
Amount
RMB
Cash	700
Other receivables	635
Total identifiable assets acquired	1,335

Other current liabilities	(2,660)
Total liabilities assumed	(2,660)

Net identifiable liabilities acquired	(1,325)
Total Consideration	1,000
Goodwill	2,325

Sumpay.cn [Member]
Schedule of fair value of the consideration transferred at the acquisition date
The acquisition-date fair value of the consideration transferred totaled RMB233,100, which consisted of the following:

Amount
RMB
Fair value of consideration transferred
Cash consideration	226,800
Contingent consideration	6,300
Total	233,100

Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Group obtained a third-party valuation of certain intangible assets.

	Amount	Amortization Years
	RMB
Cash	133,599
Online payment and other licenses	185,698	15
Others	23,263
Total identifiable assets acquired	342,560

Advances from merchants	(62,138)
Deferred tax liabilities	(13,436)
Total liabilities assumed	(75,574)

Net identifiable assets acquired	266,986
Noncontrolling interests	98,785
Total consideration	233,100
Goodwill	64,899

Schedule of acquired intangible assets have weighted average economic lives	Acquired intangible assets have weighted average economic lives from the date of purchase as follows:
Computer software	8.0 years
Online payment and other licenses	15.0 years

Summary of unaudited pro forma information
The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the years ended December 31,
	2014	2015	2015
	RMB	RMB	US$

Pro forma total revenues	604,900	130,430	20,135
Pro forma net income (loss)	151,163	(327,430)	(50,546)
Pro forma net income (loss) attributable to 500.com Limited	153,341	(325,962)	(50,320)